UNITED STATES
                                          SECURITIES AND EXCHANGE COMMISSION
                                                Washington, D.C. 20549

                                                       Form 13F

                                                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [ ]; Amendment Number: ________

	This Amendment (Check only one.):	[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  		Portland Global Advisors, LLC
Address:	217 Commercial Street
		Portland, ME 04101

Form 13F File Number: 028-14055

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report of Behalf of Reporting Manager:

Name:		Derek Jaskulski
Title:		Principal
Phone:		207-773-2773

Signature, Place, and Date of Signing:


     /s/ Derek Jaskulski          Portland, Maine          January 31, 2013


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:	None.

                                             FORM 13 F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	    0


Form 13F Information Table Entry Total:	    79


Form 13F Information Table Value Total:	    $128,271 (in thousands)


List of Other Included Managers:	    None

                                             FORM 13F INFORMATION TABLE
                                             As of December 31, 2012




                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allergan Inc                   COM              018490102      909     9905 SH       Sole                                       9905
AmBev (preferred)ADR           COM              20441W203      944    22470 SH       Sole                                      22470
Amazon.com                     COM              023135106      253     1010 SH       Sole                                       1010
American Movil ADR             COM              02364W105     1784    77114 SH       Sole                                      77114
Amgen Inc                      COM              031162100     1168    13547 SH       Sole                                      13547
Apple Computer                 COM              037833100      828     1555 SH       Sole                                       1555
BHP Billiton Ltd.              COM              088606108      739     9420 SH       Sole                                       9420
Bank of New York Mellon        COM              064058100     1360    52919 SH       Sole                                      52919
Becton Dickinson Co.           COM              075887109     1015    12975 SH       Sole                                      12975
Berkshire Hathaway Inc Cl A    COM              084670108      402        3 SH       Sole                                          3
CNOOC ADR                      COM              126132109     1099     4995 SH       Sole                                       4995
Canon Inc. (JPY) ADR           COM              138006309      344     8780 SH       Sole                                       8780
Check Point Software (ISR)     COM              M22465104      572    12005 SH       Sole                                      12005
China Life Insurance Co.       COM              16939P106     1362    27413 SH       Sole                                      27413
Church & Dwight                COM              171340102     2113    39437 SH       Sole                                      39437
CocaCola Femsa (Mex)           COM              191241108     1338     8977 SH       Sole                                       8977
Colgate                        COM              194162103      225     2150 SH       Sole                                       2150
DJ Select Dividend Index       COM              464287168     3963    69244 SH       Sole                                      69244
Diageo PLC                     COM              25243Q205     1757    15070 SH       Sole                                      15070
EMC Corp Com                   COM              268648102      750    29633 SH       Sole                                      29633
Emerson Electric               COM              291011104      268     5064 SH       Sole                                       5064
Exelis Inc                     COM              30162a108      198    17585 SH       Sole                                      17585
Exxon Corp                     COM              30231G102     1352    15622 SH       Sole                                      15622
FedEx Corp.                    COM              31428X106     1733    18890 SH       Sole                                      18890
Fifth Third Bancorp            COM              316773100      360    23678 SH       Sole                                      23678
General Electric               COM              369604103      930    44290 SH       Sole                                      44290
General Mills                  COM              370334104      366     9060 SH       Sole                                       9060
HSBC Hldgs (UK)                COM              404280406      518     9761 SH       Sole                                       9761
Hasbro Corp                    COM              418056107     1185    33010 SH       Sole                                      33010
Hershey Foods Corp             COM              427866108     1037    14360 SH       Sole                                      14360
ICICI Bank (India)             COM              45104G104     1415    32446 SH       Sole                                      32446
ITT Corp                       COM              450911201      210     8944 SH       Sole                                       8944
Intel                          COM              458140100      526    25529 SH       Sole                                      25529
International Business Machine COM              459200101     1193     6226 SH       Sole                                       6226
Iron Mountain                  COM              462846106      992    31946 SH       Sole                                      31946
Jardine Strategic Hldgs (ADR)  COM              471122200      216    12140 SH       Sole                                      12140
Johnson & Johnson              COM              478160104      527     7518 SH       Sole                                       7518
KLD Select Social Index Fund   COM              464288802      254     4275 SH       Sole                                       4275
Kellogg Co                     COM              487836108      272     4876 SH       Sole                                       4876
Manpower                       COM              56418H100     1153    27168 SH       Sole                                      27168
McCormick Inc                  COM              579780206      338     5315 SH       Sole                                       5315
McDonald's                     COM              580135101      746     8452 SH       Sole                                       8452
Mead Westvaco Corp             COM              583334107      523    16396 SH       Sole                                      16396
Merck & Co                     COM              58933y105     1138    27795 SH       Sole                                      27795
Microsoft                      COM              594918104     1088    40725 SH       Sole                                      40725
Mindray Medical Int'l          COM              602675100      986    30145 SH       Sole                                      30145
Minnesota Mining & MFG Co      COM              88579Y101      573     6171 SH       Sole                                       6171
Norfolk Southern               COM              655844108     1546    25007 SH       Sole                                      25007
Pao de Acucar (BZL)            COM              20440t201      413     9295 SH       Sole                                       9295
Pfizer                         COM              717081103      398    15888 SH       Sole                                      15888
Proctor & Gamble               COM              742718109      748    11019 SH       Sole                                      11019
Robbins & Meyers               COM              770196103      238     3996 SH       Sole                                       3996
Rockwell Automation Inc        COM              773903109      482     5735 SH       Sole                                       5735
S&P Mid Cap 400 ETF            COM              464287507     1581    15544 SH       Sole                                      15544
S&P MidCap 400                 COM              78467Y107    11147    60023 SH       Sole                                      60023
S&P Spyders                    COM              78462F103    18931   132934 SH       Sole                                     132934
Schlumberger                   COM              806857108     1123    16208 SH       Sole                                      16208
Sherwin Williams               COM              824348106      247     1605 SH       Sole                                       1605
Siemens ADR (Ger)              COM              826197501     1539    14060 SH       Sole                                      14060
Smith & Nephew (UK) ADR        COM              83175M205     1335    24100 SH       Sole                                      24100
Soc Quimica y Minera de Chile  COM              833635105     1253    21737 SH       Sole                                      21737
St Jude Medical                COM              790849103     1149    31782 SH       Sole                                      31782
Suncor Energy                  COM              867224107     1198    36314 SH       Sole                                      36314
Teva Pharmaceutical (ISR)      COM              881624209     1375    36820 SH       Sole                                      36820
Texas Instruments              COM              882508104     1557    50403 SH       Sole                                      50403
Total Market Viper             COM              922908769     9391   128155 SH       Sole                                     128155
US Bancorp                     COM              902973304     2288    71636 SH       Sole                                      71636
Unilever (NL-UK)               COM              904784709     1318    34400 SH       Sole                                      34400
Vanguard All-World ex-US ETF   COM              922042775     3125    68310 SH       Sole                                      68310
Vanguard Emerging Markets ETF  COM              922042858     4089    91835 SH       Sole                                      91835
Verizon Communications         COM              92343V104      245     5659 SH       Sole                                       5659
Vina Concha Y Toro (CHL)       COM              927191106      435    11364 SH       Sole                                      11364
Wisdom Tree EMG Small Cap      COM              97717W281      777    15710 SH       Sole                                      15710
Xylem                          COM              98419m100      485    17910 SH       Sole                                      17910
i Shares MSCI Emerging Markets COM              464287234     5875   132460 SH       Sole                                     132460
iShares MSCI EAFE Index        COM              464287465     6428   113055 SH       Sole                                     113055
iShares Russell 2000           COM              464287655     3657    43370 SH       Sole                                      43370
iShares Russell Microcap       COM              464288869      589    11265 SH       Sole                                      11265
iShares S&P 500 Growth Index   COM              464287309      287     3793 SH       Sole                                       3793

					  	   TOTAL:   $128,271  2,167,401